Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Total Payments
Total	$ 21.8	$ 21.8
UNITED STATES | Internal Revenue Service Department of the Treasury [Member]
Total	$ 21.8	$ 21.8